INVENTORY (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials and components		$ 10,715	$ 9,823
Work in progress		21,618	19,798
Spare parts		5,743	6,340
Finished goods		1,193	703
Total inventory	[1]	$ 39,269	$ 36,664

[1]	The total amount of Rotables included in the company inventory for the years ended December 31, 2016 and 2015 were $8,345 and $7,964, respectively.